Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Global Macro Absolute Return Advantage Portfolio
Entity Central Index Key	0001493214
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000091471
Shareholder Report [Line Items]
Fund Name	Global Macro Absolute Return Advantage Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$133	2.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.58% [1]
AssetsNet	$ 4,014,126,318
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,014,126,318
# of Portfolio Holdings (including derivatives)	1,123
Portfolio Turnover Rate	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized